UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Witmer Asset Management, LLC

Address: 237 Park Avenue. Suite 800
         New York, NY 10017

13F File Number: 28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 692-3667


Signature, Place and Date of Signing:

/s/ Charles H. Witmer               New York, NY            May 13, 2004

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1
                                              -----

Form 13F Information Table Entry Total:         15
                                              -----

Form 13F Information Table Value Total:       $169,908
                                              --------
                                              (thousands)


List of Other Included Managers:

Form 13F File Number            Name

28-10559                         Eagle Capital Partners, LP

    --------------------------------------------------------------------


                                                    FORM 13F INFORMATION TABLE



            COL 1                COL 2          COL 3       COL 4                 COL 5      COL 6   COL 7         COL 8
                                                                                                               Voting Authority
                                 Title                      Value      Shares/   Sh/ Put/  Invstmnt  Other     (A)       (B)    (C)
Name of Security               of Class      CUSIP Number   (x1000)  PRN Amount  PRN Call  Dscretn   Mgrs      Sole    Shared  None
Allstream Inc                 CL B LT VTG SH  02004C204   26,838      477,541               SOLE     NONE      477,541
Apple Computer Inc.               COM         037833100    3,680      136,100               SOLE               136,100
Arch Wireless Inc                CL A         039392709    4,339      134,346               SOLE               134,346
Assurant Inc.                     COM         04621X108   26,408    1,050,000               SOLE             1,050,000
Berkshire Hathaway Inc Del       CL A         084670108   18,660          200               SOLE                   200
Comcast Corp                   CL A SPL       20030N200   15,056      540,600               SOLE               540,600
Hasbro Inc.                       COM         418056107    1,203       55,300               SOLE                55,300
Imagistics International Inc      COM         45247T104    6,524      148,100               SOLE               148,100
Interactive Data Corp.            COM         45840J107    8,849      497,715               SOLE               497,715
Medco Health Solutions Inc        COM         58405U102   15,365      451,900               SOLE               451,900
Media Gen Inc                    CL A         584404107   18,926      281,300               SOLE               281,300
Radica Games Ltd                  ORD         G7342H107    4,434      489,905               SOLE               489,905
Rinker Group Ltd              Sponsored ADR   76687M101    5,313      100,000               SOLE               100,000
Topps Inc                         COM         890786106    1,558      163,180               SOLE               163,180
TV Azteca SA DE CV            Sponsored ADR   901145102   12,755    1,354,000               SOLE             1,354,000


Total                                                    169,908













00124.0001 #485680